Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Deconsolidation, Effects of IPO
The following table details the amounts recorded in the consolidated statement of stockholders’ equity during the year ended December 31, 2013 as a result of the FOX IPO (in thousands):

	Trust Shares	NCI	Total
Effect of FOX IPO proceeds	$73,421	$36,125	$109,546
Effect of FOX IPO proceeds on NCI (1)	—	7,492	7,492
Effect of FOX IPO on majority trust shares (2)	1,989	(1,989)	—
	$75,410	$41,628	$117,038

(1)	Represents the effect on noncontrolling shareholders resulting from the Company’s proceeds from the FOX IPO, as determined based on the proportionate interest of the carrying value of FOX.

(2)	Represents the majority ownership effect on the Company resulting from the FOX IPO.
The following tables reflect the Company’s percentage ownership of its businesses, as of December 31, 2015, 2014 and 2013 and related noncontrolling interest balances as of December 31, 2015 and 2014:

	% Ownership (1) December 31, 2015		% Ownership (1) December 31, 2014		% Ownership (1) December 31, 2013
	Primary	Fully Diluted	Primary	Fully Diluted	Primary	Fully Diluted
Ergobaby	81.0	74.2	81.0	74.3	81.0	75.0
FOX (2)	n/a	n/a	n/a	n/a	53.9	49.8
Liberty	96.2	84.6	96.2	84.8	96.2	84.8
Manitoba Harvest	76.6	65.6	n/a	n/a	n/a	n/a
ACI	69.4	69.3	69.4	69.3	69.4	69.4
Arnold Magnetics	96.7	87.3	96.7	87.5	96.7	87.2
Clean Earth	97.5	86.2	97.9	86.2	n/a	n/a
Sterno Products	100.0	89.7	100.0	91.7	n/a	n/a

(1)	The principal difference between primary and fully diluted percentages of our operating segments is due to stock option issuances of operating segment stock to management of the respective business.

(2)	FOX was deconsolidated on July 10, 2014 after the Company's ownership interest in FOX fell below 50%. Refer to "Note E - Equity Method Investment".

	Noncontrolling Interest Balances
(in thousands)	December 31, 2015	December 31, 2014
Ergobaby	$17,754	$14,783
FOX	—	—
Liberty	2,934	2,547
Manitoba Harvest	14,071	n/a
ACI	4,295	790
Arnold Magnetics	2,113	1,950
Clean Earth	4,308	2,672
Sterno Products	644	125
Allocation Interests	100	100
	$46,219	$22,967

Equity Method Investments
The results of operations and balance sheet information of the Company's FOX investment are summarized below:

Condensed Income Statement information:
	Year ended December 31,
	2015	2014 (1)
Net revenue	$366,798	$306,734
Gross profit	112,042	94,420
Operating income	35,344	34,623
Net income	24,954	27,686

Condensed Balance Sheet information:
	December 31, 2015	December 31, 2014
Current assets	$131,941	$112,609
Non-current assets	146,556	145,828
	$278,497	$258,437

Current liabilities	$74,017	$60,825
Non-current liabilities	52,220	68,806
Stockholders' equity	152,260	128,806
	$278,497	$258,437

(1) The condensed income statement information included in the table above for 2014 reflects Fox's results of operations for the full fiscal year ending December 31, 2014. FOX's results of operations for the period from January 1, 2014 through July 10, 2014, the date of deconsolidation, are included in the results of operations of the Company for the year ending December 31, 2014.
The following table reflects the year to date activity from our investment in FOX for 2015 and 2014 from the date of deconsolidation (in thousands):

	Year ended December 31,
	2015	2014
Balance January 1st	$245,214	$—
Effect of deconsolidation	—	234,185
Gain on investment	4,533	11,029
Balance December 31st	$249,747	$245,214

Summary of Consolidated Statement of Stockholders' Equity
The following table summarizes FOX's results of operations that are included in the Company's consolidated results of operations for the period from January 1, 2014 through July 10, 2014, the date of deconsolidation, and for the year ended December 31, 2013 (in thousands):

	Year ended December 31,
	2014	2013
Net revenue	$149,995	$272,746
Gross profit	46,294	80,129
Operating income	17,294	38,781
Net income	15,047	24,102